Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 82.2%
$9,567,879	Alternative Loan Trust 2005-62 2.252%, 12/25/2035[1,2,3]	$171,773
3,840,000	Aqua Finance Trust 2020-A 7.150%, 7/17/2046[1,4]	3,748,416
3,570,000	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd. 3.797%, (1-Month USD Libor+340 basis points), 12/15/2035[1,4,5]	3,527,811
4,000,000	Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd. 3.797%, (1-Month USD Libor+340 basis points), 11/15/2036[1,4,5]	3,950,531
5,000,000	Atlas Senior Loan Fund XI Ltd. 3.317%, (3-Month USD Libor+305 basis points), 7/26/2031[1,4,5]	4,758,906
3,931,000	Avant Loans Funding Trust 2021-REV1 6.410%, 7/15/2030[1,4]	3,722,040
	Bellemeade Re 2020-2 Ltd.
5,880,000	6.456%, (1-Month USD Libor+600 basis points), 8/26/2030[1,4,5]	6,130,635
6,066,000	8.956%, (1-Month USD Libor+850 basis points), 8/26/2030[1,4,5]	6,361,332
4,378,000	Bellemeade Re 2020-3 Ltd. 6.806%, (1-Month USD Libor+635 basis points), 10/25/2030[1,4,5,6]	4,401,260
2,000,000	Bellemeade Re 2021-1 Ltd. 4.949%, (SOFR30A+485 basis points), 3/25/2031[1,4,5]	1,970,172
	Bellemeade Re 2021-2 Ltd.
4,500,000	2.999%, (SOFR30A+290 basis points), 6/25/2031[1,4,5]	4,044,377
3,000,000	4.249%, (SOFR30A+415 basis points), 6/25/2031[1,4,5]	2,707,609
535,925	CAN Capital Funding LLC 2014-1A 4.257%, 4/15/2022[4,6]	—
2,910,000	Eagle RE 2019-1 Ltd. 4.957%, (1-Month USD Libor+450 basis points), 4/25/2029[1,4,5]	2,842,979
3,750,000	Eagle RE 2020-1 Ltd. 3.307%, (1-Month USD Libor+285 basis points), 1/25/2030[1,4,5,6]	3,515,625
1,750,000	Eagle RE 2021-2 Ltd. 4.349%, (SOFR30A+425 basis points), 4/25/2034[1,4,5]	1,653,388
5,500,000	Freddie Mac STACR REMIC Trust 2021-DNA5 5.599%, (SOFR30A+550 basis points), 1/25/2034[1,4,5]	5,087,482
3,000,000	Freddie Mac STACR REMIC Trust 2021-DNA6 7.599%, (SOFR30A+750 basis points), 10/25/2041[1,4,5]	2,873,333
2,075,000	Freddie Mac STACR REMIC Trust 2021-HQA1 5.099%, (SOFR30A+500 basis points), 8/25/2033[1,4,5]	1,845,435
3,550,000	Freddie Mac STACR REMIC Trust 2021-HQA2 5.549%, (SOFR30A+545 basis points), 12/25/2033[1,4,5]	3,174,026
	Freddie Mac Structured Agency Credit Risk Debt Notes
542,661	11.206%, (1-Month USD Libor+1,075 basis points), 3/25/2025[1,5]	551,164
4,792,327	9.656%, (1-Month USD Libor+920 basis points), 10/25/2027[1,5]	5,286,155
1,682,297	8.006%, (1-Month USD Libor+755 basis points), 12/25/2027[1,5]	1,692,521
3,141,490	2.957%, (1-Month USD Libor+250 basis points), 12/25/2042[1,5]	2,852,919
221,753	3.457%, (1-Month USD Libor+300 basis points), 12/25/2042[1,5]	148,304

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,569,000	3.724%, 2/25/2048[1,3,4]	$5,068,650
2,194,027	3.809%, 5/25/2048[1,3,4]	2,001,702
5,001,861	4.137%, 8/25/2048[1,3,4]	4,547,179
1,853,280	4.504%, 11/25/2048[1,3,4]	1,701,960
2,127,000	4.657%, (1-Month USD Libor+420 basis points), 2/25/2047[1,4,5]	2,137,530
1,000,000	8.806%, (1-Month USD Libor+835 basis points), 1/25/2048[1,4,5]	1,052,518
5,100,000	4.507%, (1-Month USD Libor+405 basis points), 2/25/2049[1,4,5]	5,099,988
3,694,121	9.806%, (1-Month USD Libor+935 basis points), 4/25/2028[1,5]	3,719,837
4,000,000	Home RE 2021-1 Ltd. 4.107%, (1-Month USD Libor+365 basis points), 7/25/2033[1,4,5]	3,526,380
	JP Morgan Wealth Management
1,170,654	2.849%, (SOFR30A+275 basis points), 3/25/2051[1,4,5]	1,135,883
772,632	3.749%, (SOFR30A+365 basis points), 3/25/2051[1,4,5]	749,342
1,576,000	6.999%, (SOFR30A+690 basis points), 3/25/2051[1,4,5]	1,497,693
	JPMorgan Chase Bank N.A. - CACLN
3,850,000	8.482%, 12/26/2028[1,4]	3,743,807
3,150,000	9.812%, 2/26/2029[1,4]	2,993,086
5,451,509	Mosaic Solar Loan Trust 2018-2-GS 7.440%, 2/22/2044[1,4]	5,348,041
3,365,893	Mosaic Solar Loan Trust 2019-2 6.180%, 9/20/2040[1,4]	3,182,856
3,397,000	Oaktown Re V Ltd. 7.456%, (1-Month USD Libor+700 basis points), 10/25/2030[1,4,5]	3,497,631
1,500,000	Oaktown Re VI Ltd. 5.599%, (SOFR30A+550 basis points), 10/25/2033[1,4,5]	1,442,919
3,500,000	Oaktown Re VII Ltd. 4.499%, (SOFR30A+440 basis points), 4/25/2034[1,4,5]	3,163,304
8,550,000	Oaktree CLO 2019-1 Ltd. 4.059%, (3-Month USD Libor+380 basis points), 4/22/2030[1,4,5]	8,236,027
4,500,000	PNMAC GMSR Issuer Trust 2018-GT2 3.107%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	4,466,493
	Radnor RE 2019-1 Ltd.
3,300,000	4.907%, (1-Month USD Libor+445 basis points), 2/25/2029[1,4,5]	3,243,358
2,350,000	3.157%, (1-Month USD Libor+270 basis points), 6/25/2029[1,4,5]	2,329,191
2,350,000	Radnor RE 2020-1 Ltd. 3.457%, (1-Month USD Libor+300 basis points), 1/25/2030[1,4,5,6]	2,214,875
4,750,000	Radnor RE 2021-1 Ltd. 4.099%, (SOFR30A+400 basis points), 12/27/2033[1,4,5]	4,229,277
	Radnor RE 2021-2 Ltd.
2,000,000	5.099%, (SOFR30A+500 basis points), 11/25/2031[1,4,5]	1,924,859
4,000,000	6.099%, (SOFR30A+600 basis points), 11/25/2031[1,4,5]	3,787,508
5,000,000	Ready Capital Mortgage Financing 2021-FL7 LLC 3.857%, (1-Month USD Libor+340 basis points), 11/25/2036[1,4,5]	4,913,273

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$996,278	RESI Finance LP 2003-CB1 1.971%, (1-Month USD Libor+165 basis points), 6/10/2035[1,4,5]	$892,034
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,3,4,6]	3,293,500
4,250,000	Santander Bank N.A. - SBCLN 6.171%, 12/15/2031[1,4]	4,076,800
5,220,000	Sound Point CLO V-R Ltd. 3.341%, (3-Month USD Libor+310 basis points), 7/18/2031[1,4,5,6]	4,923,112
	STAR 2021-SFR1 Trust
3,000,000	3.641%, (1-Month USD Libor+320 basis points), 4/17/2038[4,5,6]	2,835,000
3,633,000	4.891%, (1-Month USD Libor+445 basis points), 4/17/2038[4,5]	3,487,509
4,500,000	Steele Creek Clo 2018-2 Ltd. 3.888%, (3-Month USD Libor+340 basis points), 8/18/2031[1,4,5,6]	4,459,221
6,000,000	Triangle Re 2021-1 Ltd. 4.957%, (1-Month USD Libor+450 basis points), 8/25/2033[1,4,5,6]	5,835,000
	Triangle Re 2021-2 Ltd.
2,000,000	5.957%, (1-Month USD Libor+550 basis points), 10/25/2033[1,4,5]	1,956,360
2,000,000	7.956%, (1-Month USD Libor+750 basis points), 10/25/2033[1,4,5]	2,030,338
5,104,000	Triangle Re 2021-3 Ltd. 5.049%, (SOFR30A+495 basis points), 2/25/2034[1,4,5]	4,660,264
3,000,000	Vibrant ClO VIII Ltd. 3.104%, (3-Month USD Libor+285 basis points), 1/20/2031[1,4,5,6]	2,837,814
8,645,300	Vivint Solar Financing VI LLC 5.258%, (3-Month USD Libor+475 basis points), 8/29/2023[1,4,5]	8,473,938
3,000,000	Voya CLO 2014-2 Ltd. 3.791%, (3-Month USD Libor+355 basis points), 4/17/2030[1,4,5]	2,898,961
	TOTAL ASSET-BACKED SECURITIES
	(Cost $228,506,727)	220,633,211
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.0%
2,310,193	CFMT 2020-HB4 LLC 6.000%, 12/26/2030[1,3,4,6]	2,229,105
2,314,525	CFMT 2021-HB5 LLC 5.682%, 2/25/2031[1,3,4,6]	2,239,766
2,158,000	Chase Mortgage Finance Corp. 6.599%, (SOFR30A+650 basis points), 2/25/2050[1,4,5]	2,046,382
9,617,193	CHL Mortgage Pass-Through Trust 2005-3 2.126%, 4/25/2035[1,2,3]	258,190
3,500,000	Dominion Mortgage Trust 2021-RTL1 5.731%, 7/25/2027[1,4,7]	3,371,819
	Fannie Mae Connecticut Avenue Securities
4,100,000	9.706%, (1-Month USD Libor+925 basis points), 11/25/2039[1,4,5]	4,107,118
5,361,558	5.707%, (1-Month USD Libor+525 basis points), 10/25/2023[1,5]	5,514,784
3,439,267	5.357%, (1-Month USD Libor+490 basis points), 11/25/2024[1,5]	3,539,181
2,800,000	5.599%, (SOFR30A+550 basis points), 12/25/2041[1,4,5]	2,502,038

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,687,677	FARM Mortgage Trust 2021-1 3.247%, 7/25/2051[1,3,4]	$1,434,999
	JP Morgan Mortgage Trust 2020-8
824,459	3.523%, 3/25/2051[1,3,4]	749,203
855,000	3.523%, 3/25/2051[1,3,4]	694,067
1,817,133	3.523%, 3/25/2051[1,3,4]	973,710
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 0.823%, 5/25/2033[1,3,4]	2,161,661
2,624,747	JP Morgan Trust 2015-1 2.102%, 12/25/2044[1,3,4]	2,597,169
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,716,788	2.904%, 5/25/2051[1,3,4]	1,300,216
1,500,000	2.904%, 5/25/2051[1,3,4]	792,985
1,235,790	2.751%, 5/25/2051[1,3,4]	428,220
	Oceanview Mortgage Trust 2021-1
1,543,000	2.733%, 5/25/2051[1,3,4]	943,408
772,000	2.733%, 5/25/2051[1,3,4]	389,548
	Oceanview Mortgage Trust 2021-3
1,406,000	2.724%, 6/25/2051[1,3,4]	835,488
527,000	2.724%, 6/25/2051[1,3,4]	261,122
972,715	Western Mortgage Reference Notes Series 2021-CL2 6.599%, (SOFR30A+650 basis points), 7/25/2059[1,4,5]	970,660
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $40,858,085)	40,340,839

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	PUT OPTIONS — 0.1%
527	SPDR S&P 500 ETF Trust Exercise Price: $360.00, Notional amount: $18,972,000, Expiration Date: June 17, 2022	100,657
	TOTAL PUT OPTIONS
	(Cost $415,786)	100,657
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $415,786)	100,657

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/20293,6,8,*	$—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 3.7%
3,279,714	Fidelity Institutional Government Portfolio, 0.122%[9]	3,279,714
6,607,672	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.227%[9]	6,607,672
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,887,386)	9,887,386
	TOTAL INVESTMENTS — 101.0%
	(Cost $279,674,440)	270,962,093
	Liabilities in Excess of Other Assets — 1.0%	(2,610,914)
	TOTAL NET ASSETS — 100.0%	$268,351,179

LLC – Limited Liability Company
REMIC – Real Estate Mortgage Investment Conduit
LP – Limited Partnership
ETF – Exchange-Traded Fund

[1]Callable.
[2]Interest-only security.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $237,239,222, which represents 88.4% of total net assets of the Fund.
[5]Floating rate security.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 14.5% of Net Assets. The total value of these securities is $38,784,278.
[7]Step rate security.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.